Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (3)	HCI Group Total Share- holder Return (4)	Core Peer Group Total Share- holder Return (5)	Net Income (in thousands) (6)	Relative Total Shareholder Return (percentile) (7)

2022	$1,031,115	($23,921,916)	$450,085	($2,249,190)	$94	$31	($54,603)	100	th

2021	7,736,699	29,124,167	2,819,434	5,193,003	193	51	7,242	100	th

2020	5,229,467	6,847,494	541,296	613,826	118	56	27,580	100	th
1)	Paresh Patel was our Chief Executive Officer in all years reported.
2)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT, (iii) adding or subtracting the change in fair value of stock awards for the applicable year, and (iv) adding or subtracting the change in fair value of option awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP.

The CAP paid to the CEO and average CAP paid to the
non-CEO
NEOs for 2022 is negative due to the change in the fair value of vested and unvested equity awards granted in prior years. The value of these awards is dependent on the HCI Group stock price, which declined 53% during 2022, and the estimated stock price of HCI’s subsidiary, TypTap Insurance Group, which decreased 81% during 2022. Conversely, for 2021, CAP is higher than the SCT amounts due to a 59% increase in the HCI stock price and a 475% increase in the share price of TypTap.

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years.
Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:

	2022	2021	2020

SCT Total	$1,031,115	$7,736,699	$5,229,467

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	(6,873,468)	(3,072,698)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	21,882,036	3,634,200

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	(19,815,803)	6,065,125	1,084,575

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	(5,137,228)	313,775	(28,050)

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0

CAP	($23,921,916)	$29,124,167	$6,847,494
3)
Paresh CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The names of each of our named executive officers (excluding Mr. Patel) included for purposes of calculating the average amounts for each applicable year are Karin Coleman, Mark Harmsworth, Andrew Graham, and Anthony Saravanos.

Reconciliation of average SCT total for other NEOs to Compensation Actually Paid to other NEOs:

	2022	2021	2020

SCT Total	$450,085	$2,819,434	$541,296

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	(2,392,760)	(159,355)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	4,525,780	183,050

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	(1,632,056)	164,010	32,627

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	(1,067,219)	76,539	16,208

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0

CAP	($2,249,190)	$5,193,003	$613,826

4)
HCI Group Total Shareholder Return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The HCI Group TSR reflected in the table above may not be indicative of future performance.

5)
Core Peer Group TSR represents the combined cumulative investment return of an initial fixed $100 investment in each of the companies comprising our core peer group, weighted by market capitalization at the beginning of each year. The companies are Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., United Insurance Holdings Corporation, and FedNat Holding Company.

6)	Reflects net income before non-controlling interests as reported in our Form 10-K for the applicable year.
7)	Total Shareholder Return, relative to our core peer group, is our company selected financial performance measure that we believe is most important in influencing NEO pay.

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote [Text Block]	The names of each of our named executive officers (excluding Mr. Patel) included for purposes of calculating the average amounts for each applicable year are Karin Coleman, Mark Harmsworth, Andrew Graham, and Anthony Saravanos.
Peer Group Issuers, Footnote [Text Block]	Core Peer Group TSR represents the combined cumulative investment return of an initial fixed $100 investment in each of the companies comprising our core peer group, weighted by market capitalization at the beginning of each year. The companies are Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., United Insurance Holdings Corporation, and FedNat Holding Company.
PEO Total Compensation Amount	$ 1,031,115	$ 7,736,699	$ 5,229,467
PEO Actually Paid Compensation Amount	$ (23,921,916)	29,124,167	6,847,494
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:

	2022	2021	2020

SCT Total	$1,031,115	$7,736,699	$5,229,467

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	(6,873,468)	(3,072,698)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	21,882,036	3,634,200

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	(19,815,803)	6,065,125	1,084,575

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	(5,137,228)	313,775	(28,050)

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0

CAP	($23,921,916)	$29,124,167	$6,847,494

Non-PEO NEO Average Total Compensation Amount	$ 450,085	2,819,434	541,296
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,249,190)	5,193,003	613,826
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of average SCT total for other NEOs to Compensation Actually Paid to other NEOs:

	2022	2021	2020

SCT Total	$450,085	$2,819,434	$541,296

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	(2,392,760)	(159,355)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	4,525,780	183,050

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	(1,632,056)	164,010	32,627

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	(1,067,219)	76,539	16,208

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0

CAP	($2,249,190)	$5,193,003	$613,826

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures Used to Link Company Performance and Compensation Actually Paid
The following is a list of financial performance measures which in our assessment represent the most important performance measures that influence compensation actually paid to the NEOs for 2022.

•	Relative Total Shareholder Return

•	Return on Equity

•	Earnings before interest and taxes

•	Gross Premiums Earned

Total Shareholder Return Amount	$ 94	193	118
Peer Group Total Shareholder Return Amount	31	51	56
Net Income (Loss)	$ (54,603,000)	$ 7,242,000	$ 27,580,000
Company Selected Measure Amount	1	1	1
PEO Name	Paresh Patel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings before interest and taxes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Gross Premiums Earned
PEO [Member] | Grant Date Fair Value Of Stock And Option Awards Granted As Disclosed In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (6,873,468)	$ (3,072,698)
PEO [Member] | YearEnd Fair Value Of Stock And Option Awards Granted In The Covered Year That Remained Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	21,882,036	3,634,200
PEO [Member] | Change In Fair Value Of Stock And Option Awards Granted In Prior Years That Remained Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,815,803)	6,065,125	1,084,575
PEO [Member] | Change In Fair Value Of Stock Awards And Option Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,137,228)	313,775	(28,050)
PEO [Member] | Fair Value On Vesting Date Of Stock Or Option Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value Of Stock Or Option Awards At The End Of The Prior Year That Were Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock And Option Awards Granted As Disclosed In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,392,760)	(159,355)
Non-PEO NEO [Member] | YearEnd Fair Value Of Stock And Option Awards Granted In The Covered Year That Remained Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	4,525,780	183,050
Non-PEO NEO [Member] | Change In Fair Value Of Stock And Option Awards Granted In Prior Years That Remained Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,632,056)	164,010	32,627
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards And Option Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,067,219)	76,539	16,208
Non-PEO NEO [Member] | Fair Value On Vesting Date Of Stock Or Option Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value Of Stock Or Option Awards At The End Of The Prior Year That Were Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0